Derivatives - Summary of Notional Amounts of Over the Counter and Exchange Traded Derivatives (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Notional amount	$ 512,740	$ 571,543
Non Trading Derivatives [member]
Disclosure of financial assets [line items]
Notional amount	1,507,299
Non Trading Derivatives [member] | Over -the-counter clearing houses [member]
Disclosure of financial assets [line items]
Notional amount	1,150,000	1,454,000
Non Trading Derivatives [member] | Over-the-counter non-clearing house [member]
Disclosure of financial assets [line items]
Notional amount	357,000	352,000
Non Trading Derivatives [member] | Exchange traded contracts [member]
Disclosure of financial assets [line items]
Notional amount	$ 0	$ 0